Provision for reclamation	12 Months Ended
Aug. 31, 2022
Provision For Reclamation
Provision for reclamation

27.	Provision for reclamation

The Company's reclamation and closure obligations relates to the cost of removing and restoring the Buckreef Gold Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs. This estimate depends on the development of an environmentally acceptable mine closure plan.

A reconciliation for reclamation expenses is as follows:

	2022	2021
Balance, beginning of year	$2,681	$2,680
Decrease in estimate for provision for reclamation	-	(133)
Reclamation expense	134	134
Balance, end of year	$2,815	$2,681

The mine closure provision liability is based upon the following estimates and assumptions:

a)	Total undiscounted amount of future retirement costs was estimated to be $3.4 million.
b)	Risk-free rate at 5%.
c)	Expected timing of cash outflows required to settle the obligation is for the full amount to be paid in 18 years.
d)	Inflation over the period is estimated to be 3.6% per annum.